Property, Plant and Equipment, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Capital leases
Depreciation, depletion and amortization	173,761,000	177,211,000	173,407,000
Capitalized interest cost	1,792,000	2,537,000	1,816,000
Bahamas And Canada
Property, Plant and Equipment [Line Items]
Net property,plant and equipment in foreign countries	62,826,000	69,073,000
Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization	$ 168,333,000	$ 171,940,000	$ 169,974,000